Fair Value Measurements - Additional Information (Detail) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Transfers of assets between Level 1 and Level 2	$ 0	$ 0	$ 0	$ 0
Transfers of liabilities between Level 1 and Level 2	0	0	0	0
Book value of debt	2,100,000,000	2,104,000,000		2,048,000,000
Estimated fair value of debt	$ 2,300,000,000	$ 2,200,000,000